Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Mar. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 209,863	$ 206,911
Short-term investments		99,653	67,756
Accounts receivable, net		34,183	32,517
Prepaid expenses, and other assets		10,044	8,570
Total current assets		353,743	315,754
Property and equipment, net		399	444
Operating lease right-of-use assets, net		6,173	7,130
Intangible assets, net		50,430	51,571
Goodwill		396,351	396,704
Deferred tax asset		21,878	28,934
Other non-current assets		2,006	2,807
Total assets		830,980	803,344
Current liabilities:
Accounts payable and accrued expenses	[1]	14,464	13,293
Short-term operating lease liabilities	[2]	2,562	3,157
Income taxes payable		1,170	112
Contract liabilities		2,409	2,520
Current portion of borrowings with related party	[3]	37,125	38,778
Other current liabilities	[4]	10,624	10,645
Total current liabilities		68,354	68,505
Long-term operating lease liabilities	[5]	3,975	4,420
Deferred tax liabilities, net		567	848
Other non-current liabilities		2,784	1,681
Total liabilities		75,680	75,454
Shareholders' equity
Common stock, KRW 10,000 par value—200,000,000 Shares authorized; 2,477,672 issued and outstanding		21,198	21,198
Additional paid-in-capital		359,280	359,280
Accumulated other comprehensive income		17,095	19,982
Retained earnings		357,580	327,273
Total shareholders' equity attributable to shareowners of DoubleDown Interactive Co. Ltd.		755,153	727,733
Equity attributable to noncontrolling interests		147	157
Total equity		755,300	727,890
Total liabilities and shareholders' equity		$ 830,980	$ 803,344

[1]	Includes related party royalty and other payables of $1,274 and $1,618 at March 31, 2024 and December 31, 2023, respectively (see Note 12).
[2]	Includes related party operating lease liability of $1,251 and $1,298 at March 31, 2024 and December 31, 2023, respectively (see Note 12).
[3]	Includes related party notes payable of $37,125 and $38,778 at March 31, 2024 and December 31, 2023, respectively (see Note 12).
[4]	Includes related party interest payable of $9,522 and $9,501 at March 31, 2024 and December 31, 2023, respectively (see Note 12).
[5]	Includes related party operating lease liability of $3,975 and $4,414 at March 31, 2024 and December 31, 2023, respectively (see Note 12).